PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 17 - PROPERTY, PLANT AND EQUIPMENT

(in millions of Euros)	Notes	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at December 31, 2018		18	217	1,227	194	10	1,666
IFRS 16 application		—	82	17	—	3	102
Net balance at January 1, 2019		18	299	1,244	194	13	1,768
Property, plant and equipment acquired through business combination	3	—	40	120	4	1	165
Additions		1	22	81	245	3	352
Disposals		—	—	(5)	—	—	(5)
Depreciation expense		—	(27)	(208)	—	(11)	(246)
Transfer during the year		—	28	203	(242)	11	—
Effects of changes in foreign exchange rates		—	4	16	2	—	22
Net balance at December 31, 2019		19	366	1,451	203	17	2,056
Cost		35	527	2,407	213	46	3,228
Less accumulated depreciation and impairment		(16)	(161)	(956)	(10)	(29)	(1,172)
Net balance at December 31, 2019		19	366	1,451	203	17	2,056

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2018	14	206	1,089	198	10	1,517
Additions	1	5	98	195	4	303
Disposals	—	—	(6)	—	—	(6)
Depreciation expense	(4)	(13)	(161)	—	(6)	(184)
Transfer during the year	6	16	181	(202)	2	3
Effects of changes in foreign exchange rates	1	3	26	3	—	33
Net balance at December 31, 2018	18	217	1,227	194	10	1,666
Cost	33	349	2,000	200	35	2,617
Less accumulated depreciation and impairment	(15)	(132)	(773)	(6)	(25)	(951)
Net balance at December 31, 2018	18	217	1,227	194	10	1,666

Right of use assets
Right of use have been included within the same line item as that within which the corresponding underlying assets would be presented if they were owned.

(in millions of Euros)	Buildings	Machinery and Equipment	Other	Total
Net balance at December 31, 2018	24	53	—	77
IFRS 16 application (A)	82	17	3	102
Net balance at January 1, 2019	106	70	3	179
Additions	20	21	2	43
Disposals	—	—	—	—
Depreciation expense	(11)	(18)	(2)	(31)
Transfer during the period	—	(3)	—	(3)
Effects of changes in foreign exchange rates	1	1	—	2
Net balance at December 31, 2019	116	71	3	190
Cost	134	113	5	252
Less accumulated depreciation and impairment	(18)	(42)	(2)	(62)
Net balance at December 31, 2019	116	71	3	190

(A)
The IFRS 16 application included assets acquired through finance leases reclassified as right-of-use assets of €77 million and operating leases recognized as right-of-use assets of €102 million at January 1, 2019.

The total expense relating to short-term leases, low value asset leases and variable lease payments that are still recognized as operating expenses was €13 million for the year ended December 31, 2019.

Depreciation expense and impairment losses
Total depreciation expense and impairment losses relating to property, plant and equipment and intangible assets are presented in the Consolidated Income Statement as follows:

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Cost of sales	(237)	(184)	(160)
Selling and administrative expenses	(13)	(9)	(8)
Research and development expenses	(6)	(4)	(3)
Total	(256)	(197)	(171)

The amount of contractual commitments for the acquisition of property, plant and equipment is disclosed in NOTE 29 - Commitments.
Impairment tests for property, plant and equipment and intangibles assets
A triggering event was identified at December 31, 2019 for Automotive Structure USA cash-generating units due to the fact that actual operating profit and net cash flows were impacted by higher than expected costs related to operational challenges on some of the newer automotive programs.
In accordance with the accounting policies described in Note 2.6 of the Consolidated Financial Statements, the Automotive Structure USA cash- generating units were tested for impairment at December 31, 2019 and management concluded that no impairment charge was required. No triggering events were identified at December 31, 2019 for our other cash-generating units.
No triggering events were identified at December 31, 2018 and 2017 for our cash-generating units.